Subsidiaries - Principal Subsidiaries of the Group (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 HKD ($)
Disclosure of subsidiaries [Line Items]
Issued Capital	¥ 183,021	¥ 183,021
Daqing Oilfield Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Issued Capital	¥ 47,500
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Exploration, production and sale of crude oil and natural gas
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Issued Capital	¥ 16,100
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	50.00%	50.00%
Voting Rights %	57.14%
Principal Activities	Exploration, production and sale of crude oil and natural gas in and outside the PRC
PetroChina Hong Kong Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Hong Kong
Issued Capital | $			$ 7,592
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Investment holding. The principal activities of its subsidiaries, associates and joint ventures are the exploration, production and sale of crude oil in and outside the PRC as well as natural gas sale and transmission in the PRC
PetroChina International Investment Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Issued Capital	¥ 31,314
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Investment holding. The principal activities of its subsidiaries and joint ventures are the exploration, development and production of crude oil, natural gas, oil sands and coalbed methane outside the PRC
PetroChina International Company Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Issued Capital	¥ 18,096
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	100.00%
Voting Rights %	100.00%
Principal Activities	Marketing of refined products and trading of crude oil and petrochemical products, storage, investment in refining, chemical engineering, storage facilities, service station, and transportation facilities and related business in and outside the PRC
PetroChina Pipelines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	PRC
Issued Capital	¥ 80,000
Type of Legal Entity	Limited liability company
Attributable Equity Interest %	72.26%	72.26%
Voting Rights %	72.26%
Principal Activities	Oil and gas pipeline transportation, investment holding, import and export of goods, agency of import and export, import and export of technology, technology promotion service, professional contractor, main contractor